Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash

Cash, cash equivalents, and restricted cash balances were as follows:

(in thousands)	June 30, 2019	December 31, 2018
Cash and cash equivalents	$352	$2,516
Letters of credit	1,012	1,012
Security for credit cards	50	50

Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$1,414	$3,578

(in thousands)	December 31, 2018	December 31, 2017
Cash and cash equivalents	$2,516	$3,999
Convertible Notes	—	238
Letters of credit	1,012	1,012
Security for credit cards	50	75

Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,578	$5,324